Note 9 - Financial Instruments (Details) - Derivatives Not Designated as Hedging Instruments by Account Type (USD $)	Jun. 30, 2013	Dec. 31, 2012
Derivatives Not Designated as Hedging Instruments by Account Type [Abstract]
Interest rate contracts	$ 1,273,209	$ 1,718,438
Interest rate contracts	237,422	675,130
Total derivative liabilities	$ 1,510,631	$ 2,393,568